Condensed Consolidated Statements of Operations and Comprehensive Income (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Revenue	$ 1,998,937	$ 4,437,013	$ 6,366,154	$ 1,133,146
Cost of sales	347,442	2,759,717	3,912,743	716,751
Gross profit	1,651,495	1,677,296	2,453,411	416,395
Operating expenses
General & administrative expenses	522,541	278,567	652,836	374,142
Total operating expenses	522,541	278,567	652,836	374,142
Income from operations	1,128,954	1,398,729	1,800,575	42,253
Other (income) expense
Finance costs			951	1,195
Gain from disposition of subsidiaries			(33,165)
Other income (expense), net			(40,792)	(3,492)
Interest expenses	3,281	721
Other income	(28,223)	(33,241)
Total other income	(24,942)	(32,520)	(73,006)	(2,297)
Income before income taxes	1,153,896	1,431,249	1,873,581	44,550
Current income tax expense	205,810	219,995	309,043
Net income	948,086	1,211,254	1,564,538	44,550
Other comprehensive income
Currency translation adjustment		836	(1,670)	337
Total comprehensive income	$ 948,086	$ 1,212,090	$ 1,562,868	$ 44,887
Earnings per share of common stock:
Basic earnings per share (in Dollars per share)	$ 0.003	$ 0.004	$ 0.01	$ 0.01
Diluted earnings per share (in Dollars per share)	$ 0.003	$ 0.004	$ 0.01	$ 0.01
Preferred Stock
Other (income) expense
Net income
Weighted average basic & diluted shares outstanding:
Weighted average basic shares outstanding (in Shares)	545,386	545,386	545,386	545,386
Weighted average diluted shares outstanding (in Shares)	545,386	545,386	545,386	545,386
Common Stock
Other (income) expense
Net income
Weighted average basic & diluted shares outstanding:
Weighted average basic shares outstanding (in Shares)	291,559,200	291,559,200	291,559,200	3,700,500
Weighted average diluted shares outstanding (in Shares)	291,559,200	291,559,200	291,559,200	3,700,500